Operating Leases (Details) - Schedule of operating lease related assets and liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right-of-use assets, net	$ 443	$ 43
Impairment of right-of-use assets
Operating lease liabilities – current	188	17
Operating lease liabilities – non-current	231	27
Total operating lease liabilities	$ 419	$ 44